SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 23, 2023	Jan. 17, 2023	Jan. 10, 2023	Jul. 25, 2022	Sep. 04, 2020	Jan. 18, 2023	Oct. 09, 2020
Subsequent Event [Line Items]
Working interest percentage							70.00%
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				42,253,521
White River Holdings Corp [Member]
Subsequent Event [Line Items]
Working interest percentage							70.00%
Net revenue percentage					75.00%
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				42,253,521
Subsequent Event [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,200
Subsequent Event [Member] | Participation Agreements [Member]
Subsequent Event [Line Items]
Due from Related Parties			$ 50,000			$ 150,000
Working interest percentage			1.04125%			1.04125%
Net revenue percentage		0.78094%	0.78094%
Subsequent Event [Member] | Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Repayments of related party debt	$ 70,000
Prepaid Expense	30,000
Transaction expenses	20,000
Payment of non refundable deposit	$ 10,000
Subsequent Event [Member] | Fortium Holding Corp [Member] | Share Exchange Agreement [Member] | White River Holdings Corp [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage				100.00%